Organization - Schedule of Assets and Liabilities of VIEs (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Organization
Other current assets	¥ 1,453,174,071	$ 207,801,128	¥ 1,933,182,792
Total current assets	11,392,218,043	1,629,065,513	10,139,522,498
Total non-current assets	2,220,692,744	317,554,840	2,324,704,787
Total assets	13,612,910,787	1,946,620,353	12,464,227,285
Total current liabilities	1,980,651,826	283,229,445	1,124,092,207
Total non-current liabilities	655,070	93,674	48,706,048
Total liabilities	1,981,306,896	283,323,119	1,172,798,255
Variable Interest Entity
Organization
Total current assets	5,629,180,798	804,962,148	4,586,248,127
Total non-current assets	1,880,476,320	268,904,537	2,623,967,844
Total assets	7,509,657,118	1,073,866,685	7,210,215,971
Total current liabilities	56,310,950	8,052,359	8,306,050
Total liabilities	56,310,950	8,052,359	8,306,050
Variable Interest Entity | Group companies
Organization
Other current assets	529,739,389	75,751,725	488,678,227
Other current liabilities	13,305,968	1,902,728	5,099
Variable Interest Entity | Nonrelated party
Organization
Other current assets	5,099,441,409	729,210,423	4,097,569,900
Other current liabilities	¥ 43,004,982	$ 6,149,631	¥ 8,300,951